Rule 497(j)
                                                          Reg. No. 33-21632

            Pursuant to Rule 497 (j) promulgated under the Securities Act of 1933, the Registrant, Dean Witter Select Municipal Trust, Long Term Portfolio Series 113, hereby certifies as follows:

            1) the form of prospectus that would have been filed under paragraph (b) of Rule 497 does not differ from that contained in the most recent amendment to the registration statement, and

            2) the text of the said amendment to the registration statement has been filed electronically.

                        DEAN WITTER SELECT MUNICIPAL TRUST,
                        LONG TERM PORTFOLIO SERIES 113

                        By:  Dean Witter Reynolds Inc.
                                (Depositor)

                               Thomas Hines
                               Thomas Hines
                               Authorized signatory